PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments (unaudited) as of January 31, 2026
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Australia 0.5%
Netwealth Group Ltd.	2,536	$42,970
Brazil 5.1%
Embraer SA, ADR	5,851	429,814
Canada 6.9%
AtkinsRealis Group, Inc.	2,976	208,854
Celestica, Inc.*	442	124,197
Dollarama, Inc.	942	126,947
Fairfax Financial Holdings Ltd.	69	113,871
		573,869
Denmark 3.4%
NKT A/S*	2,148	280,929
Germany 3.6%
flatexDEGIRO SE	6,270	305,849
Hong Kong 1.1%
Futu Holdings Ltd., ADR*	560	91,039
Israel 2.6%
Nova Ltd.*	476	217,932
Italy 1.7%
Prysmian SpA	1,213	143,672
Netherlands 5.7%
ASM International NV	383	321,657
BE Semiconductor Industries NV	661	128,659
Nebius Group NV*	300	25,557
		475,873
South Korea 0.7%
Coupang, Inc.*	2,847	57,395
Spain 3.0%
ACS Actividades de Construccion y Servicios SA	2,251	252,554
Taiwan 1.7%
Jentech Precision Industrial Co. Ltd.	1,563	138,482
United States 63.0%
Affirm Holdings, Inc.*	1,545	93,163
Argan, Inc.	610	211,737
Astera Labs, Inc.*	503	75,762
Axon Enterprise, Inc.*	540	261,133
Bloom Energy Corp. (Class A Stock)*	1,534	232,202
C.H. Robinson Worldwide, Inc.	1,588	309,581
Comfort Systems USA, Inc.	402	459,124
Curtiss-Wright Corp.	479	314,555
Dutch Bros, Inc. (Class A Stock)*	1,615	87,840
ESCO Technologies, Inc.	1,390	317,156
HEICO Corp.	537	177,699
Klaviyo, Inc. (Class A Stock)*	1,775	39,423
Lattice Semiconductor Corp.*	2,169	174,648

PGIM Jennison NextGeneration Global Opportunities Fund

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,395	$121,393
Loar Holdings, Inc.*	2,159	148,064
MasTec, Inc.*	1,017	244,568
Mirion Technologies, Inc.*	7,216	179,245
Monolithic Power Systems, Inc.	218	245,065
Natera, Inc.*	559	129,207
RadNet, Inc.*	2,084	146,088
RBC Bearings, Inc.*	745	372,254
Reddit, Inc. (Class A Stock)*	566	102,033
Samsara, Inc. (Class A Stock)*	5,040	141,372
StoneX Group, Inc.*	1,338	150,204
TKO Group Holdings, Inc.	1,377	278,953
Toast, Inc. (Class A Stock)*	2,346	72,984
TTM Technologies, Inc.*	1,956	192,079
		5,277,532

TOTAL INVESTMENTS 99.0% (cost $6,534,084)		8,287,910
Other assets in excess of liabilities 1.0%		82,930

Net Assets 100.0%		$8,370,840

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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